Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

We are providing the following information about the relationship between executive compensation actually paid (CAP) and certain financial performance of Fuel Tech as required by SEC rules. Please see Summary of Named Executive Officer Compensation, above for discussion of our compensation program.

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non- CEO NEOs (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return($) (4)	Fuel Tech Net Income (Loss) ($) (5)
2024	425,000	425,000	311,582	311,582	100.00	(1,943,000)
2023	913,386	493,033	508,531	361,359	82.68	(1,538,000)
2022	603,144	409,962	388,816	299,469	92.03	(1,442,000)

(1)	Amounts shown reflect total compensation set forth in the Summary Compensation Table for our PEO, Mr. Arnone, for 2022, 2023 and 2024.
(2)

The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP amounts from the summary compensation table (SCT) amounts. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. To determine CAP, adjustments below were made to our executive officer's total compensation.

PEO Total Compensation Amount	$ 425,000	$ 913,386	$ 603,144
PEO Actually Paid Compensation Amount	$ 425,000	493,033	409,962
Adjustment To PEO Compensation, Footnote
	2022		2023		2024
Adjustments	PEO	Other NEO	PEO	Other NEO	PEO	Other NEO
SCT Amounts	$603,144	$388,816	$913,386	$508,531	$425,000	$311,582
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	(193,182)	(89,347)	(443,798)	(147,172)	—	—
Increase in fair value of awards granted during the applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	—	—	—	—	—	—
CAP Amounts	$409,962	$299,469	$493,033	$361,359	$425,000	$311,582

(3)	Amounts shown reflect average total compensation set forth in the Summary Compensation Table for our NEOs, Ms. Albrecht and Mr. Cummings, for fiscal 2022, 2023 and 2024.
(4)

Amounts shown show the value of a fixed investment of $100 on January 1st of the reporting period based on the closing price of Fuel Tech Common stock on such date ($1.38 in 2022, $1.27 in 2023 and $1.05 in 2024) the closing price on December 31st of the reporting period $1.27 in 2022, $1.05 in 2023, and $1.05 in 2024), each as quoted by the Nasdaq Stock Market.

(5)	The amounts reported in this column represent net income (loss) reflected in the Company's audited financial statements for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 311,582	508,531	388,816
Non-PEO NEO Average Compensation Actually Paid Amount	311,582	361,359	299,469
Total Shareholder Return Amount	100	82.68	92.03
Net Income (Loss)	(1,943,000)	(1,538,000)	(1,442,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(443,798)	(193,182)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(147,172)	(89,347)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0